Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments
Fuel derivatives

During the year ended December 31, 2020, the Company entered into additional series of forward contracts for the purchase of 81.1 million litres of gas oil and 97.0 million litres of fuel oil with scheduled settlement between May 2020 and January 2023. These derivative instruments were not designated as hedges by the Company and were recorded at FVTPL.

For the year ended December 31, 2020, the Company recorded an unrealized derivative gain of $6 million (2019 – gain of $1 million) and a realized derivative loss of $6 million (2019 - gain of $3 million) in the Consolidated Statement of Operations on these contracts.
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2020:

	2021	2022	2023	Total

Forward – fuel oil:
Litres (thousands)	46,547	29,980	2,272	78,799
Average strike price	$0.25	$0.27	$0.29	$0.26

Forward – gas oil:
Litres (thousands)	43,274	27,842	2,146	73,262
Average strike price	$0.33	$0.34	$0.37	$0.33

Collars - fuel oil
Litres (thousand)	9,086	—	—	9,086
Average ceiling price	$0.26	$—	$—	$0.26
Average floor price	$0.39	$—	$—	$0.39

Collars - diesel
Litres (thousand)	6,439	—	—	6,439
Average ceiling price	$0.40	$—	$—	$0.40
Average floor price	$0.57	$—	$—	$0.57

The unrealized fair value of these contracts at December 31, 2020 was $5 million (see Note 5).

Interest rate swaps

On January 24, 2019, the Company entered into a series of interest rate swaps with a notional amount of $125 million with settlements scheduled between April 2019 and July 2021. Under these contracts, the Company receives a floating rate equal to the 3 month United States dollar LIBOR rate and pays a fixed rate of between 2.36% and 2.67%. The new interest rate swaps cancelled the existing contracts and embedded the positive unrealized fair value into the new series of contracts. The fair value of these contracts at December 31, 2020 was $(2) million. These derivative instruments were not designated as hedges by the Company and were recorded at FVTPL.